Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Change in asset retirement obligations

	December 31, 2024	December 31, 2023
Balance, beginning of year	$623,399	$588,923
Liabilities incurred (1)	32,635	24,185
Liabilities settled	(28,793)	(26,416)
Liabilities assumed from corporate acquisition (note 4)	—	31,310
Liabilities acquired from property acquisitions	814	87
Liabilities divested	(9,482)	(43,153)
Accretion (note 16)	21,226	20,406
Government grants (2)	—	(1,271)
Change in estimate (1)	10,113	17,067
Changes in discount rates and inflation rates (1)(3)	(17,495)	12,914
Foreign currency translation	8,534	(653)
Balance, end of year	$640,951	$623,399
Less current portion of asset retirement obligations	15,656	20,448
Non-current portion of asset retirement obligations	$625,295	$602,951
(1)The total of these items reflects the total change in asset retirement obligations of $25.3 million per Note 7 - Oil and Gas Properties ($54.2 million increase in 2023).
(2)Certain government grants were provided by the Government of Alberta and the Government of Saskatchewan under programs that were completed during the year ended December 31, 2023. During the year ended December 31, 2024, no amounts have been recognized under these programs ($1.3 million for the year ended December 31, 2023).
(3)The discount and inflation rates used to calculate the liability for our Canadian operations at December 31, 2024 were 3.3% and 1.8% respectively (December 31, 2023 - 3.0% and 1.6%). The discount and inflation rates used to calculate the liability for our U.S. operations at December 31, 2024 were 4.8% and 2.3%, respectively (December 31, 2023 - 4.0% and 2.1%).